Financial assets and liabilities - Summary of maturities of borrowings (excluding lease liabilities) and exposure to interest rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 616,055	$ 549,332
Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	590,205	501,189
Variable interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	25,850	48,143
Less than 1 year [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	60,373	48,588
Less than 1 year [member] | Variable interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	850	23,143
From 1 to 2 years [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	81,900	154,895
From 1 to 2 years [member] | Variable interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
From 2 to 5 years [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	392,550	232,279
From 2 to 5 years [member] | Variable interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	25,000	25,000
Over 5 years [member] | Fixed interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	55,382	65,427
Over 5 years [member] | Variable interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0